Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets
Assets	£ 340,843	£ 316,476	£ 302,430
Bank
Fair value of assets
Assets	259,717	228,921
Cash and balances at central banks
Fair value of assets
Assets	35,799	2,567
Cash and balances at central banks | Bank
Fair value of assets
Assets	34,763	1,198
Cash and balances at central banks | Items where fair values approximates carrying value
Fair value of assets
Assets	35,800	2,600
Cash and balances at central banks | Items where fair values approximates carrying value | Bank
Fair value of assets
Assets	34,800	1,200
Loans and advances to banks
Fair value of assets
Assets	79,845	97,152
Loans and advances to banks | Bank
Fair value of assets
Assets	55,788	64,603
Loans and advances to banks | At fair value
Fair value of assets
Assets	79,500	88,100
Loans and advances to banks | At fair value | Bank
Fair value of assets
Assets	55,500	64,200
Loans and advances to banks | At fair value | Level 2
Fair value of assets
Assets	1,000	3,600
Loans and advances to banks | At fair value | Level 2 | Bank
Fair value of assets
Assets	1,100	3,300
Loans and advances to banks | At fair value | Level 3
Fair value of assets
Assets	78,500	84,500
Loans and advances to banks | At fair value | Level 3 | Bank
Fair value of assets
Assets	54,400	60,900
Loans and advances to banks | Items where fair values approximates carrying value
Fair value of assets
Assets	600	600
Loans and advances to banks | Items where fair values approximates carrying value | Bank
Fair value of assets
Assets	600	500
Loans and advances to banks | Amortised cost | Not at fair value
Fair value of assets
Assets	79,100	87,600
Loans and advances to banks | Amortised cost | Not at fair value | Bank
Fair value of assets
Assets	55,000	63,800
Loans and advances to customers
Fair value of assets
Assets	191,889	177,065
Loans and advances to customers | Bank
Fair value of assets
Assets	160,679	150,147
Loans and advances to customers | At fair value
Fair value of assets
Assets	191,300	166,000
Loans and advances to customers | At fair value | Bank
Fair value of assets
Assets	160,100	150,000
Loans and advances to customers | At fair value | Level 2
Fair value of assets
Assets	200	900
Loans and advances to customers | At fair value | Level 3
Fair value of assets
Assets	191,100	165,100
Loans and advances to customers | At fair value | Level 3 | Bank
Fair value of assets
Assets	160,100	150,000
Loans and advances to customers | Amortised cost | Not at fair value
Fair value of assets
Assets	191,900	166,000
Loans and advances to customers | Amortised cost | Not at fair value | Bank
Fair value of assets
Assets	160,700	150,000
Debt securities
Fair value of assets
Assets	1,612	4,463
Debt securities | Bank
Fair value of assets
Assets	1,059
Debt securities | Not at fair value
Fair value of assets
Assets	1,100
Debt securities | Not at fair value | Bank
Fair value of assets
Assets	1,100
Debt securities | At fair value
Fair value of assets
Assets	1,100
Debt securities | At fair value | Bank
Fair value of assets
Assets	1,100
Debt securities | At fair value | Level 3
Fair value of assets
Assets	1,100
Debt securities | At fair value | Level 3 | Bank
Fair value of assets
Assets	1,100
Settlement balances
Fair value of assets
Assets	£ 3	1,693
Settlement balances | Bank
Fair value of assets
Assets		119
Settlement balances | Items where fair values approximates carrying value
Fair value of assets
Assets		1,700
Settlement balances | Items where fair values approximates carrying value | Bank
Fair value of assets
Assets		£ 100